Differences in Quoted Prices of Gold and Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Difference in Quoted Prices of Gold and Foreign Currency

Composition	12/31/2025	12/31/2024	12/31/2023

Income from foreign currency exchange	51,479,712	17,434,163	8,407,039
Translation of foreign currency assets and liabilities into pesos	(26,382,089)	197,275,672	2,278,210,942

Total	25,097,623	214,709,835	2,286,617,981